Shareholder Report, Average Annual Return (Details)	6 Months Ended	9 Months Ended	52 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Curasset Capital Management Core Bond Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%		1.07%
Curasset Capital Management Core Bond Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		3.05%
Curasset Capital Management Limited Term Income Fund Founders Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		3.22%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	3.98%	(0.15%)
Bloomberg US 1-3 Yr Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%		2.96%